Income Taxes	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Income Taxes

NOTE 6 – INCOME TAXES

The Company maintains deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The net deferred tax asset has been fully offset by a valuation allowance because of the uncertainty of the attainment of future taxable income.

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2015 and 2014 were as follows:

	Years Ended December 31,
	2015	2014
Income tax benefit at U.S. statutory rate of 34%	$(475,012)	$(432,790)
State income taxes	(69,854)	(63,645)
Non-deductible expenses	469,834	401,701
Change in valuation allowance	75,032	94,734
Total provision for income tax	$—	$—

The Company’s approximate net deferred tax assets as of December 31, 2015 and 2014 were as follows:

	December 31, 2015	December 31, 2014
Deferred Tax Assets:
Net operating loss carryforward	$173,705	$98,673
Total deferred tax assets before valuation allowance	173,705	98,673
Valuation allowance	(173,705)	(98,673)
Net deferred tax assets	$—	$—

The estimated net operating loss carryforward was approximately $445,397 at December 31, 2015 which may be limited on the usage of such net operating loss carryforwards due to a change in ownership in accordance with Section 382 of the Internal Revenue Code. The Company provided a valuation allowance equal to the net deferred income tax asset for the year ended December 31, 2015 because it was not known whether future taxable income will be sufficient to utilize the loss carryforward. The increase in the valuation allowance was $75,032 from the year ended December 31, 2014. The potential tax benefit arising from tax loss carryforwards will expire in 2035.

The Company does not have any uncertain tax positions or events leading to uncertainty in a tax position. The Company’s 2013, 2014 and 2015 Corporate Income Tax Returns are subject to Internal Revenue Service examination.